American Century Target Maturities Trust Statement of Additional Information (SAI) Supplement Target 2010 Fund ¡ Target 2015 Fund Target 2020 Fund ¡ Target 2025 Fund
Supplement dated September 25, 2010 ¡ SAI dated February 1, 2010

Effective September 24, 2010, the Target 2010 Fund was liquidated.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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